John Hancock Funds II
601 Congress Street
Boston, MA 02210
October 14, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:  John Hancock Funds II (the "Trust")
        File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing are exhibits containing interactive data format risk/return summary information previously filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 47 to its Registration Statement under the 1940 Act (the “Amendment”) on April 28, 2011 (Accession No. 0000950123-11-041080).
This filing amends and restates the interactive data files provided in this filing in regards to the Lifestyle Aggressive Portfolio.
If you have any questions, please call the undersigned at 617-663-2261.
Sincerely,
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary